March 12, 2015

VIA EDGAR
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

Re: Symetra Separate Account SL (811-04909)

Dear Commissioners:

On behalf of Symetra Life Insurance Company and the Symetra Separate Account SL, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's annual report for the period ending December 31, 2014 has been transmitted to contract owners accordingly.

We incorporate by reference the following annual reports for the underlying funds :

Filer/Entity: AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Registration No.: 811-07452
CIK No.: 0000896435
Fund:     Invesco V.I. American Franchise Fund (Series I Shares)
Invesco V.I. Global Health Care Fund (Series I Shares)
Invesco V.I. Global Real Estate Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series II Shares)
Invesco V.I. Mid Cap Growth Fund (Series I Shares)
Invesco V.I. Mid Cap Growth Fund (Series II Shares)
Invesco V.I. Small Cap Equity Fund (Series I Shares)
Invesco V.I. Value Opportunities Fund (Series I Shares)
Accession No.: 0001193125-15-068066
Date of Filing: 2015-02-27

Filer/Entity: ALPS Variable Investment Trust
Registration No.: 811-21987
CIK No.: 0001382990
Fund:    Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I
Ibbotson Balanced ETF Asset Allocation Portfolio - Class I
Ibbotson Conservative ETF Asset Allocation Portfolio - Class I
Ibbotson Growth ETF Asset Allocation Portfolio - Class I
Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I
Accession No.: 0001193125-15-068501
Date of Filing: 2015-02-27

Filer/Entity: American Century Variable Portfolios Inc.
Registration No.: 811-05188
CIK No.: 0000814680
Fund:    American Century VP Balanced Fund Class I
American Century VP International Fund Class I
American Century VP Large Company Value Fund Class I
American Century VP Large Company Value Fund Class II
American Century VP Ultra® Fund Class I
American Century VP Ultra®Fund Class II
American Century VP Value Fund Class I
Accession No.: 0000814680-15-000013
Date of Filing: 2015-02-20

Filer/Entity: American Century Variable Portfolios II Inc.
Registration No.: 811-10155
CIK No.: 0001124155
Fund:    American Century VP Inflation Protection Fund Class I
American Century VP Inflation Protection Fund Class II
Accession No.: 0001124155-15-000002
Date of Filing: 2015-02-20

Filer/Entity: Calvert Variable Products, Inc.
Registration No.: 811-04000
CIK No.: 0000743773
Fund:    Calvert VP Nasdaq - 100 Index Portfolio - Class I
Calvert VP Russell 2000 Small Cap Index Portfolio - Class I
Calvert VP S&P MidCap 400 Index Portfolio - Class I
Accession No.: 0000743773-15-000003
Date of Filing: 2015-03-05

Filer/Entity: Calvert Variable Series Inc.
Registration No.: 811-03591
CIK No.: 0000708950
Fund:    Calvert VP SRI Balanced Portfolio - Class I
Accession No.: 0000708950-15-000002
Date of Filing: 2015-03-05

Filer/Entity: Deutsche Variable Series I
Registration No.: 811-04257
CIK No.: 0000764797
Fund:    Deutsche International VIP - Class A
Accession No.: 0000088053-15-000221
Date of Filing: 2015-02-25

Filer/Entity: Deutsche Variable Series II
Registration No.: 811-05002
CIK No.: 0000810573
Fund:    Deutsche Global Income Builder VIP - Class A
Accession No.: 0000088053-15-000206
Date of Filing: 2015-02-25

Filer/Entity: Dreyfus Investment Portfolios
Registration No.: 811-08673
CIK No.: 0001056707
Fund:    Dreyfus IP Technology Growth Portfolio - Initial Shares
Dreyfus IP MidCap Stock Portfolio - Initial Shares
Accession No.: 0001056707-15-000001
Date of Filing: 2015-02-12

Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc.
Registration No.: 811-07044
CIK No.: 0000890064
Fund:    The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
Accession No.: 0000890064-15-000002
Date of Filing: 2015-02-12

Filer/Entity: Dreyfus Stock Index Fund Inc.
Registration No.: 811-05719
CIK No.: 0000846800
Fund:    Dreyfus Stock Index Fund, Inc. - Service Shares
Accession No.: 0000846800-15-000001
Date of Filing: 2015-02-12

Filer/Entity: Dreyfus Variable Investment Fund
Registration No.: 811-05125
CIK No.: 0000813383
Fund:    Dreyfus VIF Appreciation Portfolio - Initial Shares
Dreyfus VIF International Value Portfolio - Initial Shares
Dreyfus VIF Quality Bond Portfolio - Initial Shares
Accession No.: 0000813383-15-000001
Date of Filing: 2015-02-13

Filer/Entity: Federated Insurance Series
Registration No.: 811-08042
CIK No.: 0000912577
Fund:    Federated High Income Bond Fund II - Primary Shares
Federated Managed Volatility Fund II
Accession No.: 0001623632-15-000319
Date of Filing: 2015-02-24

Filer/Entity: Franklin Templeton Variable Insurance
Products Trust
Registration No.: 811-05583
CIK No.: 0000837274
Fund:
Franklin Founding Funds Allocation VIP Fund - Class 1
Franklin Income VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 1
Franklin Small Cap Value VIP Fund - Class 1
Franklin Small-Mid Cap Growth VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 1
Templeton Developing Markets VIP Fund - Class 1
Templeton Global Bond VIP Fund - Class 1
Templeton Growth VIP Fund - Class 1
Accession No.:     0001193125-15-076188
Date of Filing:    2015-03-04

Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Developing Markets VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
Franklin Flex Cap Growth VIP Fund - Class 2
Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2
Accession No.:     0001193125-15-076230
Date of Filing: 2015-03-04

Filer/Entity: JPMorgan Insurance Trust
Registration No.: 811-07874
CIK No.: 0000909221
Fund:    JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Shares
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 Shares
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1 Shares
Accession No.: 0001193125-15-069839
Date of Filing: 2015-02-27

Filer/Entity: Neuberger Berman Advisers Management Trust
Registration No: 811-04255
CIK No.: 0000736913
Fund:    Neuberger Berman AMT Guardian Portfolio - Class I
Neuberger Berman AMT Mid Cap Growth Portfolio - Class I
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - Class I
Accession No.: 0000898432-15-000372
Date of Filing: 2015-03-03

Filer/Entity: Pioneer Variable Contracts Trust /MA/
Registration No.: 811-08786
CIK No.: 0000736913
Fund:    Pioneer Bond VCT Portfolio - Class I Shares
Pioneer Emerging Markets VCT Portfolio - Class I Shares
Pioneer Emerging Markets VCT Portfolio - Class II Shares
Pioneer Equity Income VCT Portfolio - Class I Shares
Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Fund VCT Portfolio - Class I Shares
Pioneer High Yield VCT Portfolio - Class I Shares
Pioneer High Yield VCT Portfolio - Class II Shares
Pioneer Mid Cap Value VCT Portfolio - Class I Shares
Pioneer Real Estate Shares VCT Portfolio - Class I Shares
Pioneer Real Estate Shares VCT Portfolio - Class II Shares
Pioneer Select Mid Cap Growth VCT Portfolio - Class I Shares
Pioneer Strategic Income VCT Portfolio - Class I Shares
Pioneer Strategic Income VCT Portfolio - Class II Shares
Accession No.: 0000898432-15-000372
Date of Filing: 2015-03-03

Filer/Entity: PIMCO Variable Insurance Trust
Registration No.: 811-08399
CIK No.: 0001047304
Fund:    PIMCO All Asset Portfolio - Administrative Class
PIMCO All Asset Portfolio - Advisor Class
PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class
PIMCO Total Return Portfolio - Administrative Class
Accession No.: 0001193125-15-069402
Date of Filing: 2015-02-27

Filer/Entity: Vanguard Variable Insurance Funds
Registration No.: 811-05962
CIK No.: 0000857490
Fund:    Vanguard VIF - Balanced Portfolio
Vanguard VIF - Capital Growth Portfolio
Vanguard VIF - Diversified Value Portfolio
Vanguard VIF - Equity Income Portfolio
Vanguard VIF - Equity Index Portfolio
Vanguard VIF - High Yield Bond Portfolio
Vanguard VIF - International Portfolio
Vanguard VIF - Mid-Cap Index Portfolio
Vanguard VIF - Money Market Portfolio
Vanguard VIF - REIT Index Portfolio
Vanguard VIF - Short-Term Investment-Grade Portfolio
Vanguard VIF - Small Company Growth Portfolio
Vanguard VIF - Total Bond Market Index Portfolio
Vanguard VIF - Total Stock Market Index Portfolio
Accession No.: 0000932471-15-005695
Date of Filing: 2015-03-03

Filer/Entity: Variable Insurance Products Fund
Registration No.: 811-03329
CIK No.: 0000356494
Fund:    Fidelity VIP Equity-Income Portfolio - Initial Class
Fidelity VIP Growth Portfolio - Initial Class
Fidelity VIP High Income Portfolio - Initial Class
Fidelity VIP Overseas Portfolio - Initial Class
Accession No.: 0000880195-15-000142
Date of Filing: 2015-02-25

Filer/Entity: Variable Insurance Products Fund II
Registration No.: 811-05511
CIK No.: 0000831016
Fund:    Fidelity VIP Contrafund® Portfolio - Initial Class
Fidelity VIP Index 500 Portfolio - Initial Class
Accession No.0000035315-15-000048
Date of Filing: 2015-02-23

Filer/Entity: Variable Insurance Products III
Registration No.: 811-07205
CIK No.: 0000927384
Fund:    Fidelity VIP Balanced Portfolio - Initial Class
Fidelity VIP Growth & Income Portfolio - Initial Class
Fidelity VIP Growth Opportunities Portfolio - Initial Class
Fidelity VIP Mid Cap Portfolio - Initial Class
Fidelity VIP Mid Cap Portfolio - Service Class 2
Accession No.: 0000035315-15-000046
Date of Filing: 2015-02-23

Filer/Entity: Variable Insurance Products Fund V
Registration No.: 811-05361
CIK No.: 0000823535
Fund:    Fidelity VIP Asset Manager Portfolio - Initial Class
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class
Fidelity VIP Investment Grade Bond Portfolio - Initial Class
Accession No.: 0000356494-15-000012
Date of Filing: 2015-02-27

Fund:    Fidelity VIP Money Market Portfolio - Initial Class
Accession No.: 0000035315-15-000047
Date of Filing: 2015-02-23

Filer/Entity: Voya Investors Trust
Registration No.: 811-05629
CIK No.: 0000837276
Fund:    Voya Global Resources Portfolio - Class S
VY JPMorgan Emerging Markets Equity Portfolio - Class I
Accession No.: 0001571049-15-001720
Date of Filing: 2015-03-06

Filer Entity: Wanger Advisors Trust
Registration No.: 811-08748
CIK No.: 0000929521
Fund:    Wanger USA
Accession No.: 0001104659-15-015825
Date of Filing: 2015-03-02

If you have any questions regarding this filing, please contact me at (425) 256-5026.

Sincerely,

/s/Jacqueline M. Veneziani

Jacqueline M. Veneziani
Vice President and Associate
General Counsel

RE: Your Symetra Life Insurance Company Regulatory Documents

Dear Valued Customer:

Thank you for choosing the convenience of online delivery. Click on the link below to view the regulatory documents for your variable annuity or variable life product(s).

http://prtdocs.newriver.com/symetra/xxxxxxxxx.pdf

Regulatory documents, including the financial statements for Symetra Life Insurance Company, are also available online at www.symetra.com or you can request copies by calling us at 1-800-796-3872. As always, Symetra is committed to providing you with outstanding products and exceptional services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to 4:30 p.m. PST or your registered representative.

Thomas M. Marra
President
Symetra Life Insurance Company

The information contained in this message is confidential. If you are not the intended recipient, do not distribute or copy this communication. If you have received this communication in error, please notify Symetra immediately. Thank you for your cooperation.

Re: Have you changed your email address?

Dear Valued Customer:

We have attempted three times to notify you by e-mail that you have a new regulatory document available for viewing, but each time the email has been returned as undeliverable. This is a concern for us because the Securities and Exchange Commission (SEC) requires that we notify you when a new regulatory document is available for viewing.

Please log into your account and update your e-mail address immediately so that we can continue to provide you with the convenience of electronic delivery.

To satisfy SEC requirements, we are enclosing the regulatory document(s) for your Symetra Life Insurance Company variable annuity contract and/or variable life insurance policy with this mailing. Regulatory documents, including the financial statements for Symetra Life Insurance Company, if not enclosed with this letter, are available online at www.symetra.com or you can request copies by calling us at 1-800-796-3872.

Please note: We are required by law to deliver certain documents to you and so, unless we receive a new e-mail address for you, we will have to return to sending you paper reports for all subsequent regulatory mailings.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00am to 4:30pm, PST.

Sincerely,

Thomas M. Marra
President
Symetra Life Insurance Company